RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of related party balances and transactions
	December 31,
	2022	2021

Trade payables and accrued expenses	$83	$94

	Year ended December 31,
	2022	2021	2020
Amounts charged to:

Research and development expenses	$194	$240	$294